Short-term investments	12 Months Ended
Dec. 31, 2019
Short-term investments
Short-term investments
7.	Short-term investments
As of December 31, 2018 and 2019, the Group’s short
-
term investments consist
of

time
deposits and financial products offered by commercial banks in the PRC amounted to
RMB2,321,244 and RMB3,052,726, respectively, which matures within one year and are classified as current assets. The amount of interest income recognized but not yet pai
d
as of December 31, 2018 and 2019 was RMB48,604

and RMB11,621, respectively.